ACQUISITIONS (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 13, 2025	Dec. 31, 2025	Nov. 06, 2025	Aug. 08, 2025	Jul. 17, 2025	Apr. 15, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revaluation of investment		$ 5,505
Other income (expenses)		1,894
cash and cash equivalent		286,056					$ 270,189	$ 237,295	$ 127,901
Other immaterial assets and liabilities		$ 54,054
Common shares issued		5,500,000	24,000,000	897,134	8,100,510	1,218,222
AssetAcquisition market price		$ 1,327
AssetAcquisition additional amount		40,299
Cash Consideration	$ 18,342	72,841
Non-Cash Consideration		12,503
Upfront cash payment		72,841
Purchase price		76,000
fair value consideration		23,643
Acquisition-related costs		2,287
Net cash		52,135
cash consideration paid		72,841
cash and cash equivalents acquired		20,706
Contributed revenues		20,238
Acquisition profit		4,409
Borborema [Member]
IfrsStatementLineItems [Line Items]
cash and cash equivalent		$ 3,727
Bluestone [Member]
IfrsStatementLineItems [Line Items]
Common shares issued		1,007,186